Goodwill and Other Acquired Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets, Net [Abstract]
Accumulated Amortization	$ 901.7		$ 813.8
Total other acquired intangible assets, gross	1,720.4		1,772.4
Other acquired intangible assets, net	818.7		958.6
Trademarks Indefinite Lived [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquired Indefinite-lived Intangible Asset, Amount	22.3		22.3
Indefinite-lived intangible asset, accumulated amortization	0		0
Provider networks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Cost	703.2	[1]	703.2	[1]
Accumulated Amortization	458.2	[1]	428.3	[1]
Net Balance	245.0	[1]	274.9	[1]
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)	1
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	3
Customer Lists [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Cost	657.4	[1]	684.3	[1]
Accumulated Amortization	370.2	[1]	331.7	[1]
Net Balance	287.2	[1]	352.6	[1]
The number of years in the period prior to the next renewal or extension for customer lists (in years)	2		1
Value Of Business Acquired [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Cost	149.2	[2]	149.0	[2]
Accumulated Amortization	29.2	[2]	6.3	[2]
Net Balance	120.0	[2]	142.7	[2]
Useful Life	20 years	[1]	20 years	[1]
Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Cost	116.6		129.0
Accumulated Amortization	28.0		24.3
Net Balance	88.6		104.7
Other [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Cost	6.7		15.6
Accumulated Amortization	1.5		9.4
Net Balance	5.2		6.2
Trademarks Definite Lived [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Cost	65.0		69.0
Accumulated Amortization	14.6		13.8
Net Balance	$ 50.4		$ 55.2
Minimum [Member] | Provider networks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	12 years	[1]	12 years	[1]
Minimum [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	5 years	[1]	4 years	[1]
Minimum [Member] | Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	5 years	[1]	5 years	[1]
Minimum [Member] | Other [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	2 years	[1]	2 years	[1]
Minimum [Member] | Trademarks Definite Lived [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	9 years	[1]	9 years	[1]
Maximum [Member] | Provider networks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	25 years	[1]	25 years	[1]
Maximum [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	14 years	[1]	14 years	[1]
Maximum [Member] | Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	10 years	[1]	10 years	[1]
Maximum [Member] | Other [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	15 years	[1]	15 years	[1]
Maximum [Member] | Trademarks Definite Lived [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	20 years	[1]	20 years	[1]

[1]	The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements. At December 31, 2012 and 2011, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists was approximately two years and one year, respectively. Any costs related to the renewal or extension of these contracts are expensed as incurred.
[2]	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.